Document and Entity Information	Feb. 17, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	FATHOM DIGITAL MANUFACTURING CORPORATION
Amendment Flag	true
Entity Central Index Key	0001836176
Document Type	8-K/A
Document Period End Date	Feb. 17, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39994
Entity Tax Identification Number	98-1571400
Entity Address, Address Line One	1050 Walnut Ridge Drive
Entity Address, City or Town	Hartland
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53029
City Area Code	262
Local Phone Number	367-8254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 13, 2022, Fathom Digital Manufacturing Corporation ("Fathom" or the “Company”) filed a Current Report on Form 8‐K (the “Original Form 8‐K”) to disclose a reorganization plan (the "Optimization Plan") designed to consolidate the Company's national footprint, streamline legacy leadership, and centralize core business functions following the completion of 13 acquisitions by Fathom since 2019. The Company is filing this Amendment No. 1 to the Original Form 8‐K in order to update the Company’s disclosure under Item 2.05 of the Original Form 8‐K, to disclose the expansion of the scope of the Optimization Plan. The Original Form 8‐K otherwise remains unchanged.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Class A Common Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	FATH.WS
Security Exchange Name	NYSE